Bank Loans and issuance of Debt Securities (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about borrowings [abstract]
Summary of Unpaid Balance of Loan - Loans Contracted with Banking Institutions and Third Parties	The totality of the credits contracted with banking institutions and third parties are described below:

	December 31 2021		December 31 2022		December 31 2023
MBJA signed a simple unsecured loan with its shareholder Vantage in June 2007 for USD$10,936,000, which is repayable at the same maturity date as the IFC´s loans but are subject to restrictions. Interest is accrued at an interest rate of 14% per annum and semi-annual instalments.	Ps.	225,119	Ps.	211,754	Ps.	184,762
In February 2009, MBJA signed a simple unsecured loan with its shareholder Vantage for USD$510,000 to finance expenses related to a construction project of MBJA. The interest rate was set at 8%. The loan does not have an expiration date, no payments on account of capital have been made.		10,498		9,874		8,616
On January 19, 2016, GAP refinanced with Bank of Nova Scotia the simple unsecured loan contracted previously for the amount of USD$95.5 million, with a five-year maturity. The loan bears interest at SOFR 1M plus 99 basis points.		1,965,724		—		—
On February 15, 2016, GAP refinanced with BBVA Bancomer the simple unsecured loan contracted previously for the amount of USD$95.5 million, with a five-year maturity. The loan bears interest at SOFR 1M plus 105 basis points.		1,965,724		—		—
On December 28, 2017, MBJA signed a simple unsecured loan with The Bank of Nova Scotia Jamaica Limited for USD$40,000,000. The loan bears interest at SOFR 1-month plus 280 basis points for a period of 7 years from this disposition and semi-annual instalments. As of December 31, 2023 the balance amounted to USD$12.0 million.		576,338		387,230		202,722
On September 3, 2020, MBJA signed a simple unsecured loan with The Bank of Nova Scotia Jamaica Limited for USD$30,000,000. The loan bears interest at SOFR 1-month plus 310 basis points for a period of 5 years from this disposition and semi-annual instalments. On September 3, 2023, the last dispose of USD$30,000,000 was made. As of December 31, 2023 the balance amounted to USD$60,000,000.		617,505		580,845		1,013,610
On March 18, 2022, GAP refinanced with Bank of Nova Scotia the simple unsecured loan contracted previously for the amount of USD$95.5 million, with a four-years maturity. The loan bears interest at a fixed annual interest rate of 2.64%.		—		1,849,023		1,613,329
On March 18, 2022, GAP refinanced with BBVA Bancomer the simple unsecured loan contracted previously for the amount of USD$95.5 million, with a four-years maturity. The loan bears interest at a fixed annual interest rate of 2.45%.		—		1,849,023		1,613,329
On November 7, 2022, GAP signed a simple unsecured loan with Scotiabank for Ps.1,500,000 for a period of 12 months with a possible extension of 6 months a variable interest rate 28 days TIIE plus 38 basis points, the payment of the principal will be at maturity.		—		1,500,000		—
On December 9, 2022, GAP signed a simple unsecured loan with Citibanamex for Ps.1,500,000 for a period of 18 months a variable interest rate 28 days TIIE plus 38 basis points, the payment of the principal will be at maturity.		—		1,500,000		1,500,000
On January 10, 2023, GAP signed a simple unsecured loan with Citibanamex for Ps.1,000,000 for a period of 18 months a variable interest rate 28 days TIIE plus 30 basis points, the payment of the principal will be at maturity.		—		—		1,000,000
On September 27, 2023, GAP signed a simple unsecured loan with Citibanamex for USD$40,000 for a period of 12 months a variable interest rate 28 days TIIE plus 25 basis points, the payment of the principal will be at maturity.		—		—		675,740
On November 7, 2023, GAP signed a simple unsecured loan with Santander for Ps.1,500,000 for a period of 12 months a variable interest rate 28 days TIIE plus 38 basis points, the payment of the principal will be at maturity.		—		—		1,500,000
Total unpaid balance of bank loans and long-term debt		5,360,908		7,887,749		9,312,108
Less - Current portion		(164,668)		(1,654,891)		(4,830,316)
Long-term portion	Ps.	5,196,240	Ps.	6,232,858	Ps.	4,481,792

Summary of Issuance of Debt Securities
b)
Issuance of Debt Securities

	December 31 2021		December 31 2022		December 31 2023
Unsecured debt securities issued in the Mexican market on February 20, 2015, for Ps.1,500,000 under the name "GAP 15-2" at a fixed annual interest rate of 7.08% over a period of 10 years, maturing on February 7, 2025.		1,500,000		1,500,000		1,500,000
Unsecured debt securities issued in the Mexican market on April 6, 2017, for Ps.1,500,000 under the "GAP 17" name, at a variable interest rate of 28-day TIIE plus 49 basis points for a period of five years. On March 31, 2022, the balance amounted was paid.		1,500,000		—		—
Unsecured debt securities issued in the Mexican market on November 9, 2017, for Ps.2,300,000 under the "GAP 17-2" name, at a variable interest rate of 28-day TIIE plus 44 basis points for a period of five years. On November 3, 2022, the balance amounted was paid.		2,300,000		—		—
Unsecured debt securities issued in the Mexican market on March 29, 2019, for Ps.3,000,000 under the "GAP 19" name, at a variable interest rate of 28-day TIIE plus 45 basis points for a period of five years. As of December 31, 2023, the TIIE rate is 11.5035%.		3,000,000		3,000,000		3,000,000
Unsecured debt securities issued in the Mexican market on February 13, 2020, for Ps.3,000,000 under the "GAP 20" name, at a variable interest rate of 28-day TIIE plus 17 basis points for a period of five years. As of December 31, 2023, the TIIE rate is 11.5035%.		3,000,000		3,000,000		3,000,000
Unsecured debt securities issued in the Mexican market on June 25, 2020, for Ps.602,000 under the "GAP 20-2" name, at a variable interest rate of 28-day TIIE plus 85 basis points for a period of three years, which one was paid on June 22, 2023.		602,000		602,000		-
Unsecured debt securities issued in the Mexican market on June 25, 2020, for Ps.3,598,000 under the "GAP 20-3" name, at a fixed interest rate of 8.14% for a period of seven years.		3,598,000		3,598,000		3,598,000
Unsecured debt securities issued in the Mexican market on May 7, 2021, for Ps.2,500,000 under the "GAP 21" name, at a variable interest rate of 28-day TIIE plus 60 basis points for a period of four years. As of December 31, 2023, the TIIE rate is 11.5035%.		2,500,000		2,500,000		2,500,000
Unsecured debt securities issued in the Mexican market on May 7, 2021, for Ps.3,000,000 under the "GAP 21-2" name, at a fixed interest rate of 7.91% for a period of seven years.		3,000,000		3,000,000		3,000,000
Green debt securities with unsecured guarantee, issued in the Mexican market on October 15, 2021, for 5-year with ticker symbol “GAP21V”, for Ps.1,500,000. Interest payable every 28 days at a variable rate of TIIE-28 plus 25 basis points; the payment of the principal will be at maturity, on October 9, 2026, with the option of early amortization. As of December 31, 2023, the TIIE rate is 11.5035%.		1,500,000		1,500,000		1,500,000
Unsecured 5-year debt securities issued in the Mexican market on March 17, 2022, for Ps.2,000,000 under the “GAP 22” name, at a variable rate of TIIE-28 plus 18 basis points for a period of five years. As of December 31, 2023, the TIIE rate is 11.5035%.		—		2,000,000		2,000,000
Unsecured debt securities issued in the Mexican market on March 17, 2022, for Ps.3,000,000 under the "GAP 22-2" name, at a fixed interest rate of 9.67% for a period of ten years.		—		3,000,000		3,000,000
Unsecured debt securities issued in the Mexican market on September 26, 2022, for Ps.2,757,588 under the "GAP 22L" name, at a variable rate of TIIE-28 plus 26 basis points for a period of five years. As of December 31, 2023, the TIIE rate is 11.5035%.		—		2,757,588		2,757,588
Unsecured 5-year debt securities issued in the Mexican market on March 27, 2023, for Ps.1,120,000 under the “GAP 23-L” name, at a variable rate of TIIE-28 plus 2 basis points for a period of four years. As of December 31, 2023, the TIIE rate is 11.5035%.		—		—		1,120,000
Unsecured debt securities issued in the Mexican market on March 27, 2023, for Ps.4,280,000 under the "GAP 23-2L" name, at a fixed interest rate of 9.65% for a period of seven years.		—		—		4,280,000
Total unpaid balance of long-term debt		22,500,000		26,457,588		31,255,588
Less - Current portion		(3,800,000)		(602,000)		(3,000,000)
Long-term portion	Ps.	18,700,000	Ps.	25,855,588	Ps.	28,255,588

Summary of Maturity of Long Term Debt Payable	The debt previously described, matures as follows:

Year	Amount
2024	Ps.	7,830,316
2025		8,061,756
2026		8,604,246
2027		5,598,000
2028		3,000,000
Thereafter		7,473,378
	Ps.	40,567,696

Summary of Debt Payable

As of December 31, 2021, 2022 and 2023, debts are payable by the following companies:

	At December 31, 2021
Company	Current		Long-Term		Total
GAP	Ps.	3,800,000	Ps.	22,631,449	Ps.	26,431,449
MBJA		164,668		1,264,791		1,429,459
Total	Ps.	3,964,668	Ps.	23,896,240	Ps.	27,860,908

	At December 31, 2022
Company	Current		Long-Term		Total
GAP	Ps.	2,102,000	Ps.	31,053,634	Ps.	33,155,634
MBJA		154,891		1,034,812		1,189,703
Total	Ps.	2,256,891	Ps.	32,088,446	Ps.	34,345,337

	At December 31, 2023
Company	Current		Long-Term		Total
GAP	Ps.	7,000,000	Ps.	32,157,986	Ps.	39,157,986
MBJA		830,316		579,394		1,409,709
Total	Ps.	7,830,316	Ps.	32,737,380	Ps.	40,567,695

Summary of Reconciliation of Liabilities Arising From Financing Activities
c)
Reconciliation of liabilities arising from financing activities

									Non-cash changes
	Balance as of January 1, 2021		Repayments on bank loans and payments of debt securities		Proceeds from issuance of Debt securities		Proceeds from Debt long-term		Exchange effects		Long-term reclassification		Fair value adjustments in P&L		Hedges fair value adjustments		Balance as of December 31, 2021
Debt securities current portion	Ps.	2,659,590	Ps.	(2,659,590)	Ps.	—	Ps.	—	Ps.	—	Ps.	3,964,668	Ps.	—	Ps.	—	Ps.	3,964,668
Long-term borrowings		6,195,576		(4,782,073)		—		3,779,413		167,992		(164,668)		—		—		5,196,240
Debt securities		15,500,000		—		7,000,000		—		—		(3,800,000)		—		—		18,700,000
Derivative financial instruments (Note 15)		750,704		—		—		—		—		—		(51,656)		(717,372)		(18,324)
Total	Ps.	25,105,870	Ps.	(7,441,663)	Ps.	7,000,000	Ps.	3,779,413	Ps.	167,992	Ps.	—	Ps.	(51,656)	Ps.	(717,372)	Ps.	27,842,584

									Non-cash changes
	Balance as of January 1, 2022		Repayments on bank loans and payments of debt securities		Proceeds from issuance of Debt securities		Proceeds from Debt long-term		Exchange effects		Long-term reclassification		Fair value adjustments in P&L		Hedges fair value adjustments		Balance as of December 31, 2022
Debt securities current portion	Ps.	3,964,668	Ps.	(3,964,668)	Ps.	—	Ps.	1,500,000	Ps.	—	Ps.	756,892	Ps.	—	Ps.	—	Ps.	2,256,892
Long-term borrowings		5,196,240		(3,874,339)		—		5,372,783		(306,934)		(154,892)		—		—		6,232,858
Debt securities		18,700,000		—		7,757,588		—		—		(602,000)		—		—		25,855,588
Derivative financial instruments (Note 15)		(18,324)		—		—		—		—		—		(6,756)		(216,412)		(241,492)
Total	Ps.	27,842,584	Ps.	(7,839,007)	Ps.	7,757,588	Ps.	6,872,783	Ps.	(306,934)	Ps.	—	Ps.	(6,756)	Ps.	(216,412)	Ps.	34,103,846

									Non-cash changes
	Balance as of January 1, 2023		Repayments on bank loans and payments of debt securities		Proceeds from issuance of Debt securities		Proceeds from Debt long-term		Exchange effects		Long-term reclassification		Fair value adjustments in P&L		Hedges fair value adjustments		Balance as of December 31, 2023
Debt securities current portion	Ps.	2,256,892	Ps.	(2,244,132)	Ps.	—	Ps.	2,715,459	Ps.	(552,569)	Ps.	5,654,576	Ps.	—	Ps.	—	Ps.	7,830,226
Long-term borrowings		6,232,858		—		—		1,000,000		(96,490)		(2,654,576)		—		—		4,481,792
Debt securities		25,855,588		—		5,400,000		—		—		(3,000,000)		—		—		28,255,588
Derivative financial instruments (Note 15)		(241,492)		—		—		—		—		—		—		100,786		(140,706)
Total	Ps.	34,103,846	Ps.	(2,244,132)	Ps.	5,400,000	Ps.	3,715,459	Ps.	(649,059)	Ps.	—	Ps.	—	Ps.	100,786	Ps.	40,426,900